Transactions with Related Parties (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Benefits to related parties:
Payroll and related expenses to the Chief Executive Officer of the Company	[1]	$ 91	$ 160	$ 195	$ 237	$ 478
Compensation to the directors of the Company, all not employed by the Company		$ 21	$ 27	$ 39	$ 43	$ 71

[1]	Includes granted options benefit aggregated to $7 thousand and $2 thousand for the three months period ended June 30, 2018 and 2017, respectively, $14 thousand and $3 thousand for the six months period ended June 30, 2018 and 2017, respectively and $11 thousand for the year ended December 31, 2017.